Morgan Stanley High Income Advantage Trust III
LETTER TO THE SHAREHOLDERS - JANUARY 31, 2002

Dear Shareholder:

The 12-month period ended January 31, 2002, was a highly volatile one for the high-yield market, especially after the terrorist attacks of September 11. These events and the subsequent war on terrorism had a profound effect on the outlook for the economy and the financial markets. Despite a 50-basis-point reduction in the federal funds rate, a flight to quality pushed high-yield security prices sharply lower. Airlines, the lodging and insurance industries, and the telecommunications and cable industries experienced some of the sharpest price declines in the marketplace. Even industries that held up relatively well, such as food, drugs, utilities and energy, experienced price declines. The high-yield market recovered somewhat in October and November but softened again in December.

Credit spreads in the high-yield market relative to U.S. Treasury securities remain at historically wide levels and came very close to reaching an all-time peak in September. The spreads remained particularly wide within the lower-rated portion of the market as investors continued to prefer the relatively higher quality end of the market.

Performance and Portfolio Strategy

For the 12-month period ended January 31, 2002, Morgan Stanley High Income Advantage Trust III produced a total return of -38.48 percent, based on a change in net asset value (NAV) and reinvestment of dividends totaling $0.291 per share. For the same period, the Trust's total return was -63.16 percent, based on a change in its market price on the New York Stock Exchange (NYSE) and reinvestment of dividends.

During the fiscal year, the Trust instituted several important changes to its dividend policy. First, in May, the Trust lowered its income dividend from $0.035 per share to $0.017 per share. The Trust's January 2002, income dividend was lowered to $0.012 per share. In addition, beginning with that dividend, the Trust moved from paying a fixed dividend rate to one that fluctuates with the amount of income earned by the Trust. We believe that adopting a fluctuating dividend policy will provide the Trust with greater flexibility. Should the Trust experience additional defaults, the dividend amount will be lower. Conversely, should the economy improve, defaults stabilize and income levels increase, the Trust's dividend rate could rise.

As stated in previous communications, the past three years have been one of the most difficult periods for the high-yield market, with such events as the September economic shock and recent accounting scandals only exacerbating the problem. As a result of the substantial weakness in the market, we have seen high-yield bond prices decline sharply and yields rise over much of this period. The past 12 months remained particularly difficult for many companies in the

Morgan Stanley High Income Advantage Trust III
LETTER TO THE SHAREHOLDERS - JANUARY 31, 2002 continued

telecommunications sector and the many industries within that sector as poor earnings and lower revenues pushed the sector lower.

The telecommunications sector experienced many rating downgrades and an elevated default rate during this period, which resulted in security price declines for most of the sector's bonds. Fixed-line telecommunications was the worst-performing sector during the past 12 months, down more than 40 percent. Consequently, allocations in the fixed-line communications and wireless communications industries accounted for much of the Trust's disappointing performance. The Trust's positions in lower-rated credits also adversely affected overall performance.

Over the past year, the Trust's portfolio management team continued to reposition the portfolio for the current market environment. The team reduced positions in telecommunications and related industries but increased the average credit rating for securities in the Trust's portfolio. The Trust continues to maintain constructive positions in the wireline and wireless communications, cable and media industries. The Trust initiated positions in more than 60 new companies, including Collins and Aikman, Stone Energy, Allied Waste, Chesapeake Energy, Schuler Homes, Salem Communications, Healthnet, PRIMEDIA, Quebecor, Nextmedia and Beazer Homes. The Trust eliminated positions in many companies such as Brill Media, Envirodyne, Neff, Friendly's, Windemere, Sabreliner, and James Cable.

Looking Ahead

The events of September 11 had a negative impact on the economy over the past six months. We feel, however, that the current spread of the high-yield market appears to be pricing in a more prolonged downturn with an extended period of higher default rates than would be consistent with historical experience. We consider that the monetary and fiscal policy moves that have already been implemented are likely to bring the economy back to more normal growth levels, which could lead to a recovery in the high-yield market. The Trust's portfolio is positioned to participate in any potential recovery.

We appreciate your ongoing support of Morgan Stanley High Income Advantage Trust III and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Corporate Bonds (86.0%)
            Advertising/Marketing Services (0.7%)
$    180    Interep National Radio Sales Inc. ........................  10.00%    07/01/08    $   120,600
                                                                                              -----------
            Aerospace & Defense (1.2%)
     300    Loral Space & Communications Ltd. ........................   9.50     01/15/06        189,000
                                                                                              -----------
            Airlines (0.9%)
     215    Air Canada Corp. (Canada).................................  10.25     03/15/11        147,275
                                                                                              -----------
            Alternative Power Generation (0.8%)
     145    Calpine Corp. ............................................   8.50     02/15/11        120,707
                                                                                              -----------
            Auto Parts: O.E.M. (1.6%)
      20    Collins & Aikman Products Co. ............................  11.50     04/15/06         19,100
      70    Collins & Aikman Products Co. - 144A*.....................  10.75     12/31/11         70,700
     165    Dana Corp. - 144A*........................................   9.00     08/15/11        150,721
     220    Hayes Lemmerz International, Inc. (Series B) (a)(b).......   8.25     12/15/08          9,900
      60    Hayes Lemmerz International, Inc. (Series B) (a)(b).......   9.125    07/15/07          2,700
                                                                                              -----------
                                                                                                  253,121
                                                                                              -----------
            Broadcast/Media (1.2%)
     270    Tri-State Outdoor Mediagroup, Inc. (b)....................  11.00     05/15/08        197,100
                                                                                              -----------
            Broadcasting (2.2%)
      70    Radio One, Inc. ..........................................   8.875    07/01/11         73,150
     125    Salem Communications Holding Corp. .......................   9.00     07/01/11        129,688
      60    XM Satellite Radio Inc. ..................................  14.00     03/15/10         45,000
     115    Young Broadcasting Inc. ..................................  10.00     03/01/11        108,100
                                                                                              -----------
                                                                                                  355,938
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Cable/Satellite TV (10.1%)
$    240    Adelphia Communications Corp. ............................  10.50%    07/15/04    $   246,599
   3,750    Australis Holdings Property Ltd. (Australia) (a)(b).......  15.00     11/01/02        --
      60    British Sky Broadcasting Group PLC (United Kingdom).......   6.875    02/23/09         57,239
     175    British Sky Broadcasting Group PLC (United Kingdom).......   8.20     07/15/09        179,547
     225    Callahan Nordhein Westfalen (Germany).....................  14.00     07/15/10        105,750
     350    Charter Communications Holdings Corp. ....................  11.75++   05/15/11        216,125
     210    CSC Holdings Inc. (Series B)..............................   7.625    04/01/11        207,476
     140    Echostar DBS Corp. - 144A*................................   9.125    01/15/09        143,500
     375    Knology Holdings, Inc. ...................................  11.875++  10/15/07        153,750
     155    Ono Finance PLC (United Kingdom)..........................  14.00     02/15/11        110,050
      25    Pegasus Communications Corp. .............................   9.75     12/01/06         21,250
     220    Telewest Communications PLC (United Kingdom)..............   9.875    02/01/10        145,750
     355    United Pan Europe Communications N.V. (Netherlands).......  10.875    08/01/09         38,163
                                                                                              -----------
                                                                                                1,625,199
                                                                                              -----------
            Casino/Gaming (1.7%)
     950    Aladdin Gaming Capital Corp. (Series B)...................  13.50++   03/01/10         29,688
      55    Harrahs Operating Co. Inc. ...............................   8.00     02/01/11         57,608
     600    Resort at Summerlin LP (Series B) (a)(b)..................  13.00     12/15/07        --
     185    Station Casinos, Inc. ....................................   9.875    07/01/10        194,250
                                                                                              -----------
                                                                                                  281,546
                                                                                              -----------
            Cellular Telephone (1.1%)
      50    Dobson/Sygnet Communications..............................  12.25     12/15/08         51,500
     700    Dolphin Telecom PLC (Series B) (United Kingdom) (a).......  14.00++   05/15/09             70
   3,200    Dolphin Telecom PLC (United Kingdom) (a)..................  11.50++   06/01/08            320
     150    Tritel PCS Inc. ..........................................  12.75++   05/15/09        129,000
                                                                                              -----------
                                                                                                  180,890
                                                                                              -----------
            Chemicals: Major Diversified (1.2%)
      71    Equistar Chemical/Funding.................................  10.125    09/01/08         69,935
     130    Huntsman ICI Chemicals....................................  10.125    07/01/09        119,600
                                                                                              -----------
                                                                                                  189,535
                                                                                              -----------
            Chemicals: Specialty (1.7%)
      60    Acetex Corp. (Canada).....................................  10.875    08/01/09         60,600
      15    ISP Chemco - 144A*........................................  10.25     07/01/11         15,600
     125    ISP Holdings Inc. - 144A*.................................  10.625    12/15/09        123,750
      40    Millennium America, Inc. .................................   9.25     06/15/08         40,400
      40    OM Group Inc. - 144A*.....................................   9.25     12/15/11         41,200
                                                                                              -----------
                                                                                                  281,550
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Commercial Printing/Forms (1.2%)
$    500    Premier Graphics Inc. (b).................................  11.50%    12/01/05    $    15,625
     155    Quebecor Media Inc. (Canada)..............................  11.125    07/15/11        167,788
      20    Quebecor Media Inc. (Canada)..............................  13.75++   07/15/11         12,650
                                                                                              -----------
                                                                                                  196,063
                                                                                              -----------
            Consumer/Business Services (3.2%)
     541    Comforce Corp. (Series B).................................  15.00+    12/01/09        162,156
     145    Comforce Operating, Inc. .................................  12.00     12/01/07        106,575
     160    MDC Communications Corp. (Canada).........................  10.50     12/01/06        120,000
     145    Muzak LLC/Muzak Finance...................................   9.875    03/15/09        124,700
                                                                                              -----------
                                                                                                  513,431
                                                                                              -----------
            Containers/Packaging (1.9%)
     315    Owens-Illinois, Inc. .....................................   7.80     05/15/18        258,300
      45    Riverwood International Corp. ............................  10.875    04/01/08         46,350
                                                                                              -----------
                                                                                                  304,650
                                                                                              -----------
            Diversified - Manufacturing (2.2%)
     315    Eagle-Picher Industries, Inc. ............................   9.375    03/01/08        187,425
   1,000    Jordan Industries, Inc. (Series B)........................  11.75++   04/01/09        170,000
                                                                                              -----------
                                                                                                  357,425
                                                                                              -----------
            Electric Utilities (1.1%)
     100    Mirant Americas General Inc. .............................   8.30     05/01/11         84,692
      85    PG&E National Energy Group................................  10.375    05/16/11         88,682
                                                                                              -----------
                                                                                                  173,374
                                                                                              -----------
            Electronic Components (0.1%)
      20    Flextronics International Ltd. ...........................   9.875    07/01/10         21,600
                                                                                              -----------
            Electronic Distributors (0.8%)
     125    BRL Universal Equipment...................................   8.875    02/15/08        126,250
   1,000    CHS Electronics, Inc. (a)(b)..............................   9.875    04/15/05          8,750
                                                                                              -----------
                                                                                                  135,000
                                                                                              -----------
            Electronic Equipment/Instruments (0.5%)
     190    High Voltage Engineering, Inc. ...........................  10.75     08/15/04         74,100
                                                                                              -----------
            Electronics/Appliances (0.0%)
   5,000    International Semi-Tech Microelectronics, Inc.
              (Canada)(a)(b)..........................................  11.50     08/15/03          2,500
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Engineering & Construction (1.1%)
$    115    Encompas Services Corp. ..................................  10.50%    05/01/09    $    71,300
     300    Metromedia Fiber Network, Inc. ...........................  10.00     12/15/09         99,000
                                                                                              -----------
                                                                                                  170,300
                                                                                              -----------
            Environmental Services (2.3%)
     150    Allied Waste North America Inc. (Series B)................  10.00     08/01/09        152,062
     100    Waste Management, Inc. ...................................   7.375    08/01/10        103,456
     110    WMX Technologies, Inc. ...................................   7.00     10/15/06        113,313
                                                                                              -----------
                                                                                                  368,831
                                                                                              -----------
            Finance/Rental/Leasing (0.2%)
      35    Ford Motor Credit Co. ....................................   7.25     10/25/11         34,379
                                                                                              -----------
            Financial Conglomerates (0.3%)
      45    Case Credit Corp. ........................................   6.125    02/15/03         42,856
                                                                                              -----------
            Food Distributors (2.1%)
     350    Volume Services America, Inc. ............................  11.25     03/01/09        339,500
                                                                                              -----------
            Food: Meat/Poultry/Fish (1.6%)
     105    Michael Foods, Inc. ......................................  11.75     04/01/11        113,925
     115    Smithfield Foods Inc. ....................................   7.625    02/15/08        112,700
      30    Smithfield Foods Inc. (Series B)..........................   8.00     10/15/09         31,275
                                                                                              -----------
                                                                                                  257,900
                                                                                              -----------
            Forest Products (2.4%)
     110    Louisiana Pacific Corp. ..................................  10.875    11/15/08        108,900
      40    Louisiana Pacific Corp. ..................................   8.875    08/15/10         39,446
     225    Tembec Industries, Inc. (Canada)..........................   8.50     02/01/11        232,875
                                                                                              -----------
                                                                                                  381,221
                                                                                              -----------
            Home Building (3.4%)
     160    Beazer Homes USA, Inc. ...................................   8.625    05/15/11        164,799
     130    Centex Corp. .............................................   7.875    02/01/11        132,701
     140    Schuler Homes, Inc. ......................................   9.375    07/15/09        146,650
     110    Toll Brothers, Inc. ......................................   8.25     02/01/11        111,100
                                                                                              -----------
                                                                                                  555,250
                                                                                              -----------
            Hospital/Nursing Management (1.0%)
     145    HCA - The Healthcare Co. .................................   8.75     09/01/10        159,500
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Hotels/Resorts/Cruiselines (1.4%)
$    500    Epic Resorts LLC (Series B) (a)(b)........................  13.00%    06/15/05    $    70,000
      45    Hilton Hotels Corp. ......................................   7.95     04/15/07         45,239
     120    HMH Properties (Series B).................................   7.875    08/01/08        116,100
                                                                                              -----------
                                                                                                  231,339
                                                                                              -----------
            Internet Software/Services (1.3%)
     230    Exodus Communications, Inc. (a)(b)........................  11.625    07/15/10         50,600
     500    Globix Corp. .............................................  12.50     02/01/10         87,500
     250    PSINet, Inc. (a)(b).......................................  10.50     12/01/06         20,000
     600    PSINet, Inc. (a)(b).......................................  11.00     08/01/09         48,000
                                                                                              -----------
                                                                                                  206,100
                                                                                              -----------
            Managed Health Care (2.4%)
     225    Aetna Inc. ...............................................   7.875    03/01/11        225,196
     160    Healthnet, Inc. ..........................................   8.375    04/15/11        163,282
                                                                                              -----------
                                                                                                  388,478
                                                                                              -----------
            Media Conglomerates (0.7%)
     100    Nextmedia Operating, Inc. - 144A*.........................  10.75     07/01/11        105,500
                                                                                              -----------
            Medical Distributors (0.3%)
      45    AmerisourceBergen Corp. ..................................   8.125    09/01/08         47,025
                                                                                              -----------
            Medical Specialties (0.1%)
     900    Mediq/PRN Life Support Services, Inc. (b).................  11.00     06/01/08          9,000
                                                                                              -----------
            Medical/Nursing Services (1.1%)
     175    Fresenius Med Cap Trust...................................   7.875    06/15/11        172,813
                                                                                              -----------
            Miscellaneous Commercial Services (0.2%)
      40    Coinmach Corp. - 144A*....................................   9.00     02/01/10         40,700
                                                                                              -----------
            Movies/Entertainment (1.6%)
     160    Alliance Atlantis Communications, Inc. (Canada)...........  13.00     12/15/09        176,000
      80    Six Flags, Inc. - 144A*...................................   8.875    02/01/10         79,900
                                                                                              -----------
                                                                                                  255,900
                                                                                              -----------
            Office Equipment/Supplies (0.0%)
   1,300    Mosler, Inc. (a)(b).......................................  11.00     04/15/03        --
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Oil & Gas Pipelines (0.4%)
$     75    Williams Companies Inc. (Series A)........................   7.50%    01/15/31    $    67,752
                                                                                              -----------
            Oil & Gas Production (2.2%)
     235    Chesapeake Energy Corp. ..................................   8.125    04/01/11        224,425
      55    Stone Energy Corp. - 144A*................................   8.25     12/15/11         55,688
      80    Vintage Petroleum, Inc. ..................................   7.875    05/15/11         73,600
                                                                                              -----------
                                                                                                  353,713
                                                                                              -----------
            Oilfield Services/Equipment (0.5%)
      60    Hanover Equipment Trust - 144A*...........................   8.50     09/01/08         59,700
      25    Hanover Equipment Trust - 144A*...........................   8.75     09/01/11         24,875
                                                                                              -----------
                                                                                                   84,575
                                                                                              -----------
            Other Consumer Specialties (0.7%)
     165    Samsonite Corp. ..........................................  10.75     06/15/08        106,425
                                                                                              -----------
            Other Metals/Minerals (1.0%)
      80    Murrin Murrin Holdings Property Ltd. (Australia)..........   9.375    08/31/07         55,200
     110    Phelps Dodge Corp. .......................................   8.75     06/01/11        107,969
                                                                                              -----------
                                                                                                  163,169
                                                                                              -----------
            Publishing: Books/Magazines (1.0%)
     175    PRIMEDIA, Inc. ...........................................   8.875    05/15/11        157,938
                                                                                              -----------
            Publishing: Newspapers (0.8%)
      45    Belo Corp. ...............................................   8.00     11/01/08         45,962
      90    Hollinger Participation - 144A* (Canada)..................  12.125+   11/15/10         81,000
                                                                                              -----------
                                                                                                  126,962
                                                                                              -----------
            Pulp & Paper (0.9%)
      35    Longview Fibre Co. 144A*..................................  10.00     01/15/09         35,875
     110    Norske Skog Canada Ltd. (Canada) - 144A*..................   8.625    06/15/11        111,650
                                                                                              -----------
                                                                                                  147,525
                                                                                              -----------
            Real Estate Development (0.7%)
     120    CB Richard Ellis Services Inc. ...........................  11.25     06/15/11        110,400
                                                                                              -----------
            Real Estate Investment Trust (0.4%)
      65    Istar Financial Inc. .....................................   8.75     08/15/08         64,804
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Recreational Products (1.0%)
$    150    International Game Technology.............................   8.375%   05/15/09    $   159,750
                                                                                              -----------
            Restaurants (1.2%)
   6,251    American Restaurant Group Holdings, Inc. - 144A* (c)......   0.00     12/15/05        191,271
   1,500    FRD Acquisition Corp. (Series B) (a)(b)...................  12.50     07/15/04          7,500
                                                                                              -----------
                                                                                                  198,771
                                                                                              -----------
            Retail - Specialty (1.1%)
     185    Pantry, Inc. .............................................  10.25     10/15/07        171,125
                                                                                              -----------
            Savings Banks (0.1%)
      25    Golden State Holdings.....................................   7.125    08/01/05         24,666
                                                                                              -----------
            Semiconductors (0.3%)
      45    Fairchild Semiconductor Corp. ............................  10.50     02/01/09         48,488
                                                                                              -----------
            Services to the Health Industry (1.2%)
      75    Anthem Insurance - 144A*..................................   9.125    04/01/10         81,466
     110    Omnicare, Inc. ...........................................   8.125    03/15/11        115,225
                                                                                              -----------
                                                                                                  196,691
                                                                                              -----------
            Specialty Stores (0.5%)
      75    Autonation, Inc. .........................................   9.00     08/01/08         78,000
                                                                                              -----------
            Specialty Telecommunications (3.3%)
   1,000    Birch Telecom Inc. (b)....................................  14.00     06/15/08         10,000
     300    DTI Holdings, Inc. (Series B) (a).........................  12.50++   03/01/08          4,500
     950    Esprit Telecom Group PLC (United Kingdom) (b).............  11.50     12/15/07          2,375
     500    Esprit Telecom Group PLC (United Kingdom) (b).............  10.875    06/15/08          1,250
   1,800    Firstworld Communications, Inc. ..........................  13.00++   04/15/08        107,999
     225    Global Crossing Holdings, Ltd. (Bermuda) (a)(b)...........   8.70     08/01/07         15,750
     110    Global Crossing Holdings, Ltd. (Bermuda) (a)(b)...........   9.50     11/15/09          5,775
     510    GT Group Telecom Inc. (Canada)............................  13.25++   02/01/10         66,300
      60    McLeodUSA, Inc. (a)(b)....................................  11.375    01/01/09         15,000
     250    McLeodUSA, Inc. (a)(b)....................................  11.50     05/01/09         58,750
     205    Pac-West Telecomm, Inc. ..................................  13.50     02/01/09         61,500
     425    Primus Telecommunications Group, Inc. (Series B)..........   9.875    05/15/08         89,249
     250    Versatel Telecom International N.V. (Netherlands).........  13.25     05/15/08         80,000
     700    Viatel Inc. (a)(b)........................................  11.25     04/15/08            875
     200    Viatel Inc. (a)...........................................  12.50++   04/15/08            250

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------
$    250    Viatel Inc. (issued 03/19/99) (a)(b)......................  11.50%    03/15/09    $       313
     300    Viatel Inc. (issued 12/08/99) (a)(b)......................  11.50     03/15/09            375
     735    World Access, Inc. (a)(b)(c)..............................  13.25     01/15/08          7,350
     250    Worldwide Fiber Inc. (Canada) (a)(b)......................  12.00     08/01/09            313
                                                                                              -----------
                                                                                                  527,924
                                                                                              -----------
            Telecommunications (5.3%)
   1,300    e. Spire Communications, Inc. (a)(b)......................  13.75     07/15/07        168,999
     390    Focal Communications Corp. (Series B).....................  12.125++  02/15/08        117,000
     250    Hyperion Telecommunications, Inc. (Series B)..............  12.25     09/01/04         31,250
     250    MGC Communications, Inc. .................................  13.00     04/01/10         35,000
     500    NEXTLINK Communications LLC...............................  12.50     04/15/06         75,000
     390    NTL Communications Corp. .................................  11.875    10/01/10        142,350
     900    Rhythms Netconnections, Inc. (a)(b).......................  12.75     04/15/09        108,000
   1,500    Rhythms Netconnections, Inc. (a)(b).......................  14.00     02/15/10         97,500
     250    Startec Global Communications Corp. (a)(b)................  12.00     05/15/08          2,500
     115    Talton Holdings, Inc. (Series B)..........................  11.00     06/30/07         73,600
                                                                                              -----------
                                                                                                  851,199
                                                                                              -----------
            Trucks/Construction/Farm Machinery (1.8%)
      45    Case Corp. (Series B).....................................   6.25     12/01/03         42,430
     305    J.B. Poindexter & Co., Inc. ..............................  12.50     05/15/04        247,050
                                                                                              -----------
                                                                                                  289,480
                                                                                              -----------
            Wholesale Distributors (0.6%)
      90    Buhrmann US, Inc. ........................................  12.25     11/01/09         91,800
                                                                                              -----------
            Wireless Telecommunications (2.1%)
     150    American Cellular Corp. ..................................   9.50     10/15/09        141,000
     285    AMSC Aquisition Co., Inc. (Series B) (a)(b)...............  12.25     04/01/08        109,725
   4,000    CellNet Data Systems, Inc. (a)(b).........................  14.00++   10/01/07          5,000
     500    Globalstar LP/Capital Corp. (b)...........................  10.75     11/01/04         45,000
     600    Orbcomm Global LP/Capital Corp. (Series B) (a)(b).........  14.00     08/15/04         18,000
   1,000    USA Mobile Communications Holdings, Inc. (a)(b)...........  14.00     11/01/04         20,000
     500    WinStar Communications, Inc. (a)(b).......................  12.75     04/15/10             50
                                                                                              -----------
                                                                                                  338,775
                                                                                              -----------
            Total Corporate Bonds (Cost $47,908,753).......................................    13,847,128
                                                                                              -----------
            Convertible Bonds (0.7%)
            Telecommunication Equipment (0.7%)
     215    Corning Inc. (Cost $118,190)..............................   0.00     11/08/15        116,100
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued

NUMBER OF
 SHARES                                                                                          VALUE
---------------------------------------------------------------------------------------------------------
            Preferred Stocks (5.6%)
            Broadcasting (0.9%)
      17    Paxson Communications Corp.+...................................................   $   145,010
                                                                                              -----------
            Cellular Telephone (0.8%)
      56    Dobson Communications+.........................................................        51,380
     154    Nextel Communications, Inc. (Series D)+........................................        73,934
                                                                                              -----------
                                                                                                  125,314
                                                                                              -----------
            Electric Utilities (1.2%)
     172    TNP Enterprises, Inc.+.........................................................       188,340
                                                                                              -----------
            Publishing: Books/Magazines (0.1%)
     130    PRIMEDIA, Inc..................................................................         8,320
                                                                                              -----------
            Specialty Telecommunications (1.2%)
     171    Broadwing Communications, Inc. (Series B)......................................       100,890
      15    Crown Castle International Corp.+..............................................         9,000
      83    Intermedia Communication Inc. (Series B)+......................................        85,595
   4,102    XO Communications, Inc.+.......................................................            41
                                                                                              -----------
                                                                                                  195,526
                                                                                              -----------
            Telecommunication Equipment (1.4%)
 470,213    FWT, Inc. (Class A)+(c)........................................................       235,106
                                                                                              -----------
            Total Preferred Stocks (Cost $2,618,356).......................................       897,616
                                                                                              -----------
            Common Stocks (d) (1.7%)
            Apparel/Footwear Retail (0.0%)
 551,830    County Seat Stores, Inc. (c)...................................................       --
                                                                                              -----------
            Consumer/Business Services (1.1%)
   9,750    Anacomp Inc. (Class A) (c).....................................................       170,624
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued

NUMBER OF
 SHARES                                                                                          VALUE
---------------------------------------------------------------------------------------------------------
            Foods: Specialty/Candy (0.0%)
     453    SFAC New Holdings Inc. (c).....................................................   $   --
      83    SFFB Holdings, Inc. (c)........................................................       --
  90,000    Specialty Foods Acquisition Corp. - 144A*......................................       --
                                                                                              -----------
                                                                                                  --
                                                                                              -----------
            Medical/Nursing Services (0.0%)
 104,665    Raintree Healthcare Corp. (c)..................................................       --
                                                                                              -----------
            Restaurants (0.0%)
   4,750    American Restaurant Group Holdings, Inc. - 144A*...............................       --
                                                                                              -----------
            Specialty Telecommunications (0.0%)
   6,667    Versatel Telecom International N.V. (ADR) (Netherlands)........................         5,203
   3,142    World Access, Inc. (c).........................................................             3
                                                                                              -----------
                                                                                                    5,206
                                                                                              -----------
            Telecommunication Equipment (0.0%)
  41,066    FWT, Inc. (Class A) (c)........................................................           411
                                                                                              -----------
            Telecommunications (0.6%)
  24,260    Covad Communications Group, Inc. (c)...........................................        54,585
  76,904    Focal Communications Corp. (c).................................................        31,531
                                                                                              -----------
                                                                                                   86,116
                                                                                              -----------
            Textiles (0.0%)
 112,296    United States Leather, Inc. (c)................................................       --
                                                                                              -----------
            Wireless Telecommunications (0.0%)
 176,739    Arch Wireless, Inc. (c)........................................................         1,944
   8,393    Vast Solutions, Inc. (Class B1) (c)............................................       --
   8,393    Vast Solutions, Inc. (Class B2) (c)............................................       --
   8,393    Vast Solutions, Inc. (Class B3) (c)............................................       --
                                                                                              -----------
                                                                                                    1,944
                                                                                              -----------
            Total Common Stocks (Cost $13,940,919).........................................       264,301
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued

NUMBER OF                                                                        EXPIRATION
WARRANTS                                                                            DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Warrants (d) (0.1%)
            Aerospace & Defense (0.0%)
   2,500    Sabreliner Corp. - 144A*..........................................    04/15/03    $   --
                                                                                              -----------
            Broadcasting (0.0%)
     130    XM Satellite Radio Holdings Inc. - 144A*..........................    03/15/10          2,600
                                                                                              -----------
            Cable/Satellite TV (0.0%)
     155    Ono Finance PLC - 144A* (United Kingdom)..........................    02/15/11          1,163
                                                                                              -----------
            Casino/Gaming (0.0%)
  17,750    Aladdin Gaming Enterprises, Inc. - 144A*..........................    03/01/10        --
     500    Resort at Summerlin LP - 144A*....................................    12/15/07        --
                                                                                              -----------
                                                                                                  --
                                                                                              -----------
            Electric Utilities (0.1%)
     150    TNP Enterprises, Inc. - 144A*.....................................    04/01/11          4,500
                                                                                              -----------
            Hotels/Resorts/Cruiselines (0.0%)
     500    Epic Resorts LLC - 144A*..........................................    06/15/05        --
                                                                                              -----------
            Internet Software/Services (0.0%)
   1,800    Verado Holdings, Inc. - 144A*.....................................    04/15/08        --
                                                                                              -----------
            Specialty Telecommunications (0.0%)
   1,000    Birch Telecom Inc. - 144A*........................................    06/15/08        --
     510    GT Group Telecom Inc. (Canada) - 144A*............................    02/01/10          2,550
                                                                                              -----------
                                                                                                    2,550
                                                                                              -----------
            Telecommunications (0.0%)
     250    Startec Global Communications Corp. - 144A*.......................    05/15/08        --
                                                                                              -----------
            Wireless Telecommunications (0.0%)
     300    Motient Corp. - 144A*.............................................    04/01/08              3
                                                                                              -----------
            Total Warrants (Cost $122,813).................................................        10,816
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Short-Term Investment (1.8%)
            Repurchase Agreement
$    296    Joint repurchase agreement account (dated 01/31/02;
              proceeds $296,016) (e) (Cost $296,000)..................   1.91%    02/01/02    $   296,000
                                                                                              -----------
            Total Investments (Cost $65,005,031) (f)..........................        95.9%    15,431,961
            Other Assets in Excess of Liabilities.............................         4.1        660,450
                                                                                     -----    -----------
            Net Assets........................................................       100.0%   $16,092,411
                                                                                     =====    ===========

---------------------

    ADR  American Depository Receipt
    *    Resale is restricted to qualified institutional investors.
    +    Payment-in-kind security.
    ++   Currently a zero coupon bond and will pay interest at the
         rate shown at a future specified date.
    (a)  Issuer in bankruptcy.
    (b)  Non-income producing security; bond in default.
    (c)  Acquired through exchange offer.
    (d)  Non-income producing securities.
    (e)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (f)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $279,967 and the aggregate gross unrealized depreciation is $49,853,037,
         resulting in net unrealized depreciation of $49,573,070.

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2002

Assets:
Investments in securities, at value
  (cost $65,005,031)........................................   $15,431,961
Cash........................................................        17,436
Receivable for:
    Investments sold........................................       580,894
    Interest................................................       447,816
Prepaid expenses and other assets...........................         2,489
                                                              ------------
    Total Assets............................................    16,480,596
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................       322,858
    Investment management fee...............................        11,517
Accrued expenses and other payables.........................        53,810
                                                              ------------
    Total Liabilities.......................................       388,185
                                                              ------------
    Net Assets..............................................   $16,092,411
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $108,005,263
Net unrealized depreciation.................................   (49,573,070)
Dividends in excess of net investment income................      (493,274)
Accumulated net realized loss...............................   (41,846,508)
                                                              ------------
    Net Assets..............................................   $16,092,411
                                                              ============
Net Asset Value Per Share,
  12,826,179 shares outstanding
  (unlimited shares authorized of $.01 par value)...........         $1.25
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended January 31, 2002

Net Investment Income:
Income
Interest....................................................  $  3,418,773
Dividends...................................................        12,244
                                                              ------------
    Total Income............................................     3,431,017
                                                              ------------
Expenses
Investment management fee...................................       158,273
Professional fees...........................................        79,061
Transfer agent fees and expenses............................        42,906
Registration fees...........................................        31,853
Shareholder reports and notices.............................        27,429
Custodian fees..............................................        16,713
Trustees' fees and expenses.................................        11,644
Other.......................................................         8,545
                                                              ------------
    Total Expenses..........................................       376,424
                                                              ------------
    Net Investment Income...................................     3,054,593
                                                              ------------
Net Realized and Unrealized Loss:
Net realized loss...........................................    (6,633,349)
Net change in unrealized depreciation.......................    (6,609,909)
                                                              ------------
    Net Loss................................................   (13,243,258)
                                                              ------------
Net Decrease................................................  $(10,188,665)
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE YEAR        FOR THE YEAR
                                                                  ENDED              ENDED
                                                              JANUARY 31, 2002   JANUARY 31, 2001
                                                                -----------        ------------

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................    $ 3,054,593        $  7,606,829
Net realized loss...........................................     (6,633,349)         (6,833,509)
Net change in unrealized depreciation.......................     (6,609,909)        (14,394,604)
                                                                -----------        ------------
    Net Decrease............................................    (10,188,665)        (13,621,284)
Dividends to shareholders from net investment income........     (3,734,923)         (8,216,085)
Decrease from transactions in shares of beneficial
  interest..................................................        (16,018)           --
                                                                -----------        ------------
    Net Decrease............................................    (13,939,606)        (21,837,369)
Net Assets:
Beginning of period.........................................     30,032,017          51,869,386
                                                                -----------        ------------
End of Period
(Including dividends in excess of net investment income of
$493,274 and $67,712, respectively).........................    $16,092,411        $ 30,032,017
                                                                ===========        ============

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002

1. Organization and Accounting Policies

Morgan Stanley High Income Advantage Trust III (the "Trust"), formerly Morgan Stanley Dean Witter High Income Advantage Trust III, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Trust seeks to achieve its objective by investing primarily in lower-rated fixed income securities. The Trust was organized as a Massachusetts business trust on November 23, 1988 and commenced operations on February 28, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the Trust's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley High Income Advantage Trust III
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 continued

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Federal Income Tax Status -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the following annual rates to the Trust's weekly net assets: 0.75% to the portion of weekly net assets not exceeding $250 million; 0.60% to the portion of weekly net assets exceeding $250 million but not exceeding $500 million; 0.50% to the portion of weekly net assets exceeding $500 million but

Morgan Stanley High Income Advantage Trust III
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 continued

not exceeding $750 million; 0.40% to the portion of weekly net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of weekly net assets exceeding $1 billion.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended January 31, 2002 aggregated $15,252,699 and $15,047,073, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At January 31, 2002, the Trust had transfer agent fees and expenses payable of approximately $3,200.

4. Shares of Beneficial Interest

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                                        EXCESS OF
                                                                SHARES     PAR VALUE    PAR VALUE
                                                              ----------   ---------   ------------
Balance, January 31, 2000 and January 31, 2001..............  12,837,779   $128,378    $111,148,908
Treasury shares purchased and retired (weighted average
  discount 2.38%)*..........................................     (11,600)      (116)        (15,902)
Reclassification due to permanent book/tax differences......          --         --      (3,256,005)
                                                              ----------   --------    ------------
Balance, January 31, 2002,..................................  12,826,179   $128,262    $107,877,001
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

The Trust declared the following dividends from net investment income:

     DECLARATION         AMOUNT         RECORD            PAYABLE
        DATE            PER SHARE        DATE              DATE
---------------------   ---------  ----------------  -----------------
 January 29, 2002        $0.012    February 8, 2002  February 22, 2002
 February 26, 2002       $0.012     March 8, 2002     March 22, 2002

6. Federal Income Tax Status

At January 31, 2002, the Trust had a net capital loss carryover of approximately $40,649,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through January 31 of the following years:

                                   AMOUNT IN THOUSANDS
         -----------------------------------------------------------------------
          2003      2004     2005     2006     2007     2008     2009     2010
         -------   ------   ------   ------   ------   ------   ------   -------
         $10,665   $4,258   $3,007   $5,910   $1,633   $1,867   $2,195   $11,114
         =======   ======   ======   ======   ======   ======   ======   =======

Morgan Stanley High Income Advantage Trust III
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 continued

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $1,198,000 during fiscal 2002.

As of January 31, 2002, the Trust had temporary book/tax differences attributable to post-October losses, and book amortization of discounts on debt securities and interest on bonds in default and permanent book/tax differences attributable to an expired capital loss carryover and tax adjustments on debt securities sold by the Trust. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $3,256,005, dividends in excess of net investment income was charged $84,916 and accumulated net realized loss was credited $3,340,921.

7. Change in Accounting Policy

Effective February 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Trust, but resulted in a $339,684 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of January 31, 2001.

The effect of this change for the year ended January 31, 2002 was to increase net investment income by $64,494; decrease unrealized depreciation by $20,422; and increase net realized losses by $84,916. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

8. Litigation

On August 29, 2001, a purported class action was filed on behalf of investors in Morgan Stanley High Income Advantage Trust III alleging that the Trust, its investment advisor and certain of its officers violated the Investment Company Act of 1940 by deviating from a fundamental investment restriction by purportedly investing over 25% of its assets in a single industry. The Trust, its investment advisor and officers believe the suit to be without merit and intend to vigorously contest the action.

Morgan Stanley High Income Advantage Trust III

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                           FOR THE YEAR ENDED JANUARY 31
                                                             ---------------------------------------------------------
                                                               2002        2001        2000        1999        1998
                                                             ---------   ---------   ---------   ---------   ---------

Selected Per Share Data:
Net asset value, beginning of period.......................     $2.34      $ 4.04      $ 5.02      $ 6.18      $ 6.11
                                                                -----      ------      ------      ------      ------
Income (loss) from investment operations:
    Net investment income..................................      0.24(1)     0.59        0.66        0.72        0.78
    Net realized and unrealized gain (loss)................     (1.04)(1)   (1.65)      (0.94)      (1.16)       0.0
                                                                -----      ------      ------      ------      ------
Total income (loss) from investment operations.............     (0.80)      (1.06)      (0.28)      (0.44)       0.83
                                                                -----      ------      ------      ------      ------
Less dividends from net investment income..................     (0.29)      (0.64)      (0.70)      (0.72)      (0.76)
                                                                -----      ------      ------      ------      ------
Net asset value, end of period.............................     $1.25      $ 2.34      $ 4.04      $ 5.02      $ 6.18
                                                                =====      ======      ======      ======      ======
Market value, end of period................................     $1.27      $ 3.97      $4.188      $5.938      $7.375
                                                                =====      ======      ======      ======      ======
Total Return+..............................................    (63.16)%     11.05%     (19.47)%    (10.59)%     16.86%
Ratios to Average Net Assets:
Expenses...................................................      1.79%       1.18%       1.08%       1.05%       0.96%
Net investment income......................................     14.51%(1)   17.89%      14.78%      12.61%      12.70%
Supplemental Data:
Net assets, end of period, in thousands....................   $16,092     $30,032     $51,869     $64,696     $79,572
Portfolio turnover rate....................................        76%         21%         40%         81%        113%

---------------------

     + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1) Effective February 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share and increase net realized and unrealized loss per share by $0.01 and to increase the ratio of net investment income to average net assets by 0.31%. The
         Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley High Income Advantage Trust III:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley High Income Advantage Trust III (the "Trust"), formerly Morgan Stanley Dean Witter High Income Advantage Trust III, including the portfolio of investments, as of January 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley High Income Advantage Trust III as of January 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
March 12, 2002
      --------------------------------------------------------------------

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

         Of the Trust's ordinary income dividends paid during the fiscal year ended January 31, 2002, 0.03% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley High Income Advantage Trust III

TRUSTEE AND OFFICER INFORMATION

Independent Trustees:
                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  -----------
Michael Bozic (61)                     Trustee      Trustee since   Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        April 1994      Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly Vice Chairman
1675 Broadway                                                       of Kmart Corporation (December
New York, NY                                                        1998- October 2000), Chairman and
                                                                    Chief Executive Officer of Levitz
                                                                    Furniture Corporation (November
                                                                    1995-November 1998) and President
                                                                    and Chief Executive Officer of
                                                                    Hills Department Stores (May
                                                                    1991-July 1995); formerly variously
                                                                    Chairman, Chief Executive Officer,
                                                                    President and Chief Operating
                                                                    Officer (1987-1991) of the Sears
                                                                    Merchandise Group of Sears, Roebuck
                                                                    & Co.

Edwin J. Garn (69)                     Trustee      Trustee since   Director or Trustee of the Morgan        129
c/o Summit Ventures LLC                             January 1993    Stanley Funds and the TCW/DW Term
1 Utah Center                                                       Trusts; formerly United States
201 S. Main Street                                                  Senator (R-Utah) (1974-1992) and
Salt Lake City, UT                                                  Chairman, Senate Banking Committee
                                                                    (1980-1986); formerly Mayor of Salt
                                                                    Lake City, Utah (1971-1974);
                                                                    formerly Astronaut, Space Shuttle
                                                                    Discovery (April 12-19, 1985); Vice
                                                                    Chairman, Huntsman Corporation
                                                                    (chemical company); member of the
                                                                    Utah Regional Advisory Board of
                                                                    Pacific Corp.

Wayne E. Hedien (68)                   Trustee      Trustee since   Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        September 1997  Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly associated
1675 Broadway                                                       with the Allstate Companies
New York, NY                                                        (1966-1994), most recently as
                                                                    Chairman of The Allstate
                                                                    Corporation (March 1993-December
                                                                    1994) and Chairman and Chief
                                                                    Executive Officer of its wholly-
                                                                    owned subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

Independent Trustees:

      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Michael Bozic (61)                     Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw           Corporation.
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                     Director of Franklin Covey (time
c/o Summit Ventures LLC                management systems), BMW Bank of
1 Utah Center                          North America, Inc. (industrial
201 S. Main Street                     loan corporation), United Space
Salt Lake City, UT                     Alliance (joint venture between
                                       Lockheed Martin and the Boeing
                                       Company) and Nuskin Asia Pacific
                                       (multilevel marketing); member of
                                       the board of various civic and
                                       charitable organizations.
Wayne E. Hedien (68)                   Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw           (private mortgage insurance);
Counsel to the Independent Trustees    Trustee and Vice Chairman of The
1675 Broadway                          Field Museum of Natural History;
New York, NY                           director of various other business
                                       and charitable organizations.

Morgan Stanley High Income Advantage Trust III

TRUSTEE AND OFFICER INFORMATION continued

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  -----------
Dr. Manuel H. Johnson (53)             Trustee      Trustee since   Chairman of the Audit Committee and      129
c/o Johnson Smick International, Inc.               July 1991       Director or Trustee of the Morgan
1133 Connecticut Avenue, N.W.                                       Stanley Funds and the TCW/DW Term
Washington, D.C.                                                    Trusts; Senior Partner, Johnson
                                                                    Smick International, Inc., a
                                                                    consulting firm; Co-Chairman and a
                                                                    founder of the Group of Seven
                                                                    Council (G7C), an international
                                                                    economic commission; formerly Vice
                                                                    Chairman of the Board of Governors
                                                                    of the Federal Reserve System and
                                                                    Assistant Secretary of the U.S.
                                                                    Treasury.

Michael E. Nugent (65)                 Trustee      Trustee since   Chairman of the Insurance Committee      207
c/o Triumph Capital, L.P.                           July 1991       and Director or Trustee of the
237 Park Avenue                                                     Morgan Stanley Funds and the TCW/DW
New York, NY                                                        Term Trusts; director/trustee of
                                                                    various investment companies
                                                                    managed by Morgan Stanley
                                                                    Investment Management Inc. and
                                                                    Morgan Stanley Investments LP
                                                                    (since July 2001); General Partner,
                                                                    Triumph Capital, L.P., a private
                                                                    investment partnership; formerly
                                                                    Vice President, Bankers Trust
                                                                    Company and BT Capital Corporation
                                                                    (1984-1988).

John L. Schroeder (71)                 Trustee      Trustee since   Retired; Chairman of the                 129
c/o Mayer, Brown, Rowe & Maw                        April 1994      Derivatives Committee and Director
Counsel to the Independent Trustees                                 or Trustee of the Morgan Stanley
1675 Broadway                                                       Funds and the TCW/DW Term Trusts;
New York, NY                                                        formerly Executive Vice President
                                                                    and Chief Investment Officer of the
                                                                    Home Insurance Company (August
                                                                    1991-September 1995).


      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (53)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and Trustee
1133 Connecticut Avenue, N.W.          of the Financial Accounting
Washington, D.C.                       Foundation (oversight organization
                                       of the Financial Accounting
                                       Standards Board).
Michael E. Nugent (65)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
237 Park Avenue
New York, NY

John L. Schroeder (71)                 Director of Citizens Communications
c/o Mayer, Brown, Rowe & Maw           Company (telecommunications
Counsel to the Independent Trustees    company).
1675 Broadway
New York, NY

Morgan Stanley High Income Advantage Trust III

TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:
                                                                                                                    Number of
                                                                                                                    Portfolios
                                                                                                                    in Fund
                                     Position(s)       Term of Office                                               Complex
   Name, Age and Address of           Held with        and Length of                                                Overseen by
      Interested Trustee             Registrant         Time Served*   Principal Occupation(s) During Past 5 Years  Trustee**
------------------------------  ---------------------  --------------  -------------------------------------------  -----------
Charles A. Fiumefreddo (68)     Chairman, Director or  Trustee since   Chairman, Director or Trustee and Chief          129
c/o Morgan Stanley Trust        Trustee and Chief      July 1991       Executive Officer of the Morgan Stanley
Harborside Financial Center,    Executive Officer                      Funds and the TCW/DW Term Trusts; formerly
Plaza Two,                                                             Chairman, Chief Executive Officer and
Jersey City, NJ                                                        Director of the Investment Manager, the
                                                                       Distributor and Morgan Stanley Services,
                                                                       Executive Vice President and Director of
                                                                       Morgan Stanley DW, Chairman and Director of
                                                                       the Transfer Agent, and Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries (until June 1998).

James F. Higgins (54)           Trustee                Trustee since   Senior Advisor of Morgan Stanley (since          129
c/o Morgan Stanley Trust                               June 2000       August 2000); Director of the Distributor
Harborside Financial Center,                                           and Dean Witter Realty Inc.; Director or
Plaza Two,                                                             Trustee of the Morgan Stanley Funds and the
Jersey City, NJ                                                        TCW/DW Term Trusts (since June 2000);
                                                                       previously President and Chief Operating
                                                                       Officer of the Private Client Group of
                                                                       Morgan Stanley (May 1999-August 2000),
                                                                       President and Chief Operating Officer of
                                                                       Individual Securities of Morgan Stanley
                                                                       (February 1997-May 1999).

Philip J. Purcell (58)          Trustee                Trustee since   Director or Trustee of the Morgan Stanley        129
1585 Broadway                                          April 1994      Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                           of the Board of Directors and Chief
                                                                       Executive Officer of Morgan Stanley and
                                                                       Morgan Stanley DW; Director of the
                                                                       Distributor; Chairman of the Board of
                                                                       Directors and Chief Executive Officer of
                                                                       Novus Credit Services Inc.; Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries.

Interested Trustees:

   Name, Age and Address of       Other Directorships Held by
      Interested Trustee                    Trustee
------------------------------  --------------------------------
Charles A. Fiumefreddo (68)     None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)           None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)          Director of American Airlines,
1585 Broadway                   Inc. and its parent company, AMR
New York, NY                    Corporation.

---------------------

 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley High Income Advantage Trust III

TRUSTEE AND OFFICER INFORMATION continued

Officers:
                                                      Term of
                                    Position(s)      Office and
    Name, Age and Address of         Held with       Length of
       Executive Officer            Registrant      Time Served            Principal Occupation(s) During Past 5 Years
--------------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (48)            President        President       President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                        since May 1999  Investment Management (since December 1998); President,
New York, NY                                                       Director (since April 1997) and Chief Executive Officer
                                                                   (since June 1998) of the Investment Manager and Morgan
                                                                   Stanley Services; Chairman, Chief Executive Officer and
                                                                   Director of the Distributor (since June 1998); Chairman and
                                                                   Chief Executive Officer (since June 1998) and Director
                                                                   (since January 1998) of the Transfer Agent; Director of
                                                                   various Morgan Stanley subsidiaries; President of the Morgan
                                                                   Stanley Funds and TCW/DW Term Trusts (since May 1999);
                                                                   Trustee of various Van Kampen investment companies (since
                                                                   December 1999); previously Chief Strategic Officer of the
                                                                   Investment Manager and Morgan Stanley Services and Executive
                                                                   Vice President of the Distributor (April 1997-June 1998),
                                                                   Vice President of the Morgan Stanley Funds (May 1997-April
                                                                   1999), and Executive Vice President of Morgan Stanley.

Barry Fink (47)                   Vice President,  Vice            General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas       Secretary and    President,      (since December 2000) of Morgan Stanley Investment
New York, NY                      General Counsel  Secretary and   Management; Managing Director (since December 2000), and
                                                   General         Secretary and General Counsel (since February 1997) and
                                                   Counsel since   Director (since July 1998) of the Investment Manager and
                                                   February 1997   Morgan Stanley Services; Assistant Secretary of Morgan
                                                                   Stanley DW; Vice President, Secretary and General Counsel of
                                                                   the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                   February 1997); Vice President and Secretary of the
                                                                   Distributor; previously, Senior Vice President, Assistant
                                                                   Secretary and Assistant General Counsel of the Investment
                                                                   Manager and Morgan Stanley Services.

Thomas F. Caloia (56)             Treasurer        Treasurer       First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                           since April     Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                       1989            Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Stephen F. Esser (37)             Vice President   Since January   Managing Director and Portfolio Manager of the Investment
One Tower Bridge                                   2001            Manager and/or its investment management affiliates for over
West Conshohocken,                                                 5 years.
Pennsylvania

Gordon W. Loery (41)              Vice President   Since January   Executive Director and Portfolio Manager of the Investment
One Tower Bridge                                   2001            Manager and/or its investment management affiliates for over
West Conshohocken,                                                 5 years.
Pennsylvania

Deanna L. Loughnane (35)          Vice President   Since January   Executive Director and Portfolio Manager of the Investment
One Tower Bridge                                   2001            Manager and/or its investment management affiliates since
West Conshohocken,                                                 1997; previously Vice President and Corporate Bond Analyst
Pennsylvania                                                       for Putnam Investments (1993-1997).

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Stephen F. Esser
Vice President

Gordon W. Loery
Vice President

Deanna L. Loughnane
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

                                                                           38587

MORGAN STANLEY
HIGH INCOME
ADVANTAGE TRUST III


Annual Report
January 31, 2002